8. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Trade payables	$ 722,376	$ 568,065	$ 215,640
Accrued liabilities	301,758	614,384	46,485
Accounts payable and accrued liabilities (Note 8)	$ 1,024,134	$ 1,182,449	$ 262,125